Note 10 - Treasury Stock (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Disclosure Text Block Supplement [Abstract]
Class of Treasury Stock [Table Text Block]
Six Months Ended	Number of Shares Repurchased	Cost	Weighted Average Purchase Price
September 30, 2014	6	$7	$1.22
September 30, 2013	26	$28	$1.11

Fiscal Year Ended	Number of Shares Repurchased	Cost	Weighted Average Purchase Price
March 31, 2014	25,525	$28	$1.11
March 31, 2013	27,329	$36	$1.32